UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Federated Bond Fund
(Institutional and Initial Class)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Great-West Federated Bond Fund’s (Initial Class shares) total return for the 12-month reporting period ending December 31, 2015, was -1.17%. The total return of the Barclays U.S. Aggregate Bond Index was 0.55%.
The U.S. economy continued to expand at approximately a 2.5% annualized pace during the reporting period, similar to the prior five years. However, the engine of growth shifted more heavily to the consumer, where spending was buoyed by continued job gains, rising home prices, declining gasoline prices, and emerging signs of wage growth after years of stagnation. Partially offsetting strength in consumer spending was a significant slowdown in manufacturing, which was hurt by a stronger dollar (making U.S. exports more costly to foreign buyers), weak growth overseas, and a severe retrenchment in the domestic oil and natural gas fracking industry. During this period interest rates were volatile but ultimately little changed in longer maturities, with the yield on the benchmark 10 year Treasury note rising slightly to 2.27% from 2.17%. Interest rates rose more in shorter maturities as the market anticipated that the Federal Reserve would begin hiking the overnight Federal Funds rate in response to tightening labor market conditions and signs of growing wage pressure that could nudge inflation closer to the Federal Reserve’s 2% target. Two year Treasury yields increased from 0.67% to 1.05% during the period.
Treasuries and securitized sectors of the bond market (in particular, residential and commercial mortgage-backed securities) significantly outperformed the pure credit sectors (high yield, emerging markets, and investment grade corporates). In addition, lower rated bonds significantly underperformed higher rated bonds, and longer maturity bonds underperformed shorter maturity bonds even accounting for the difference in duration. High yield bonds were particularly hard hit, with excess returns of -5.77% for the year, a startling poor performance during a year in which the U.S. economy was not slipping into recession. The credit sectors struggled for several reasons. First, commodity prices as a group fell 30% during the period. That adversely impacted the energy, metals and mining sectors within the domestic high yield and investment grade corporate market, as well as emerging market issuers that are large exporters of oil, copper, iron ore, and other commodities. The second reason was a crush of supply as companies issued bonds ahead of the perceived start of the Federal Reserve’s rate hiking cycle. In the investment grade corporate sector alone, a record $1.27 billion of debt was issued. Because dealer balance sheets have contracted, and a large number of investors were already overweight the credit sectors, spreads were forced to widen to entice buyers. The third reason for the weakness in credit was the correction in stock prices and jump in stock market volatility. The S&P 500 Index struggled amid continued outflows from stock mutual funds and stagnating profit growth; additionally, volatility in the equity markets was on average higher than in the previous two years. The last reason the credit sectors struggled was nervousness over the start of Federal Reserve rate hikes. Corporate bonds typically correct around the start of Federal Reserve tightening cycles, but what made this episode particularly painful was that a growing segment of the investing public believed that with international growth weak, the dollar strengthening, and equity markets struggling, a Federal Reserve hike might constitute a major policy error, potentially tipping the U.S. into recession.

Sector allocation was the primary reason the Fund underperformed the Barclays U.S. Aggregate Bond Index. The Fund was overweight high yield and investment grade corporate bonds, and to a lesser extent emerging market securities and commercial mortgage-backed securities, which significantly underperformed as noted above.
On the positive side of the ledger, security selection added value. A large overweight to banks worked very well as new federal regulations forcing banks to hold higher levels of capital, more liquid assets, and maintain less leverage all benefitted helped banks outperform other sectors of the credit markets. Also helping security selection performance were select high yield credits and underweights to Latin American sovereigns. Subtracting somewhat from these security selection gains were a bias towards lower rated securities, 30 year corporate bonds, and certain investment grade energy companies.
Yield curve positioning was a small detractor as the fund was positioned for intermediate maturities to underperform shorter and longer maturities when in fact intermediate maturities outperformed as the market gradually reduced the expected number of Fed rate hikes in coming years. The fund averaged 89% of the duration of the Barclays U.S. Aggregate Bond Index during a period in which interest rates rose, which added to relative performance.
It should be noted that the Fund employed derivatives during the quarter to help implement the duration and yield curve strategies from Federated’s alpha committee. Finally, investors should be aware that new government regulations have reduced the ability of dealers to warehouse bonds, resulting in potentially less liquid and more volatile bond markets in the future, which could impact the Fund’s performance.
The Fund begins 2016 with less interest rate sensitivity than the index as Federated’s duration committee continues to forecast that interest rates will trend higher due to the U.S. economy approaching full employment and growing signs of wage increases which should push inflation higher. In addition, 10 year Treasury yields starting the year just over 2% offer very little value in the context of the Federal Reserve’s terminal Federal Funds rate forecast of 3.5% and target inflation rate of 2%.
The Fund is positioned for longer securities to outperform short and intermediate maturities. Short maturities should lag as the Federal Reserve raises the Federal Funds rate, and intermediate maturities are very rich as the market continues to price in a much slower and shallower path for the Federal Reserve’s rate hiking cycle than the Federal Reserve itself anticipates. Historically, the curve has flattened during Federal Reserve hiking cycles.
Despite the headwinds noted above, the Fund remains overweight the credit sectors of the bond market, including high yield bonds, commercial mortgage-backed securities, emerging market bonds, and investment-grade corporate bonds. Valuations are very attractive, recession risk is low, corporate balance sheets are generally healthy despite a modest upturn in leverage and moderation in profit growth, a cautious Federal Reserve tightening policy isn’t likely to permanently impair the credit sectors, and past tightening cycles have generally resulted in credit outperforming government bonds. The Fund is underweight Treasuries and agencies and neutral agency mortgage-backed securities. We believe that the yield on government bonds does not compensate investors for their interest rate risk should rates rise as forecast. Mortgage-backed securities are not particularly attractive from a valuation standpoint and are at risk when the Federal Reserve stops reinvesting paydowns and maturities, but very little net supply should limit underperformance. In terms of security selection, the Fund maintains a down-in-credit quality bias, is overweight banks and 30 year corporates, and underweight high yield energy and metals/mining issuers. Finally, the Fund has very little non-dollar currency exposure as the dollar is expected to grind higher to start 2016.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	N/A	N/A	-2.19%
Initial Class	-1.17%	2.69%	4.59%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2015
Rating	Percentage of Fund Investments
Aaa	38.79%
Aa1	0.10
Aa2	1.02
Aa3	3.38
A1	2.53
A2	4.20
A3	5.64
Baa1	10.79
Baa2	10.09
Baa3	9.72
Ba1	1.90
Ba2	1.08
Ba3	1.41
B1	1.52
B2	1.08
B3	1.46
CCC, CC, C	2.89
Not Rated	0.56
Short Term Investments	1.84
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 991.36	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.82
Initial Class
Actual	$1,000.00	$ 989.28	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.71	$3.54
*	Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 4.71%
$ 875,000	AmeriCredit Automobile Receivables Trust Series 2013-1 Class D 2.09%, 02/08/2019	$ 874,777
3,500,000	Citigroup Commercial Mortgage Trust(a) Series 2013-GC11 Class B 3.73%, 04/10/2046	3,458,544
	Commerical Mortgage Pass Through Certificates(a)
	Series 2013-CR8 Class B
2,650,000	3.97%, 06/10/2046(b)	2,684,149
	Series 2014-LC17 Class B
450,000	4.49%, 10/10/2047	469,214
	FREMF Mortgage Trust(a)(b)
	Series 2013-K25 Class B
5,625,000	3.62%, 11/25/2045	5,552,956
	Series 2015-K49 Class B
800,000	3.72%, 10/25/2048	706,816
	GS Mortgage Securities Trust
	Series 2012-GCJ7 Class B
2,325,000	4.74%, 05/10/2045	2,475,303
	Series 2014-GC24 Class B
675,000	4.51%, 09/10/2047(a)	688,483
175,000	Santander Drive Auto Receivables Trust Series 2013-1 Class D 2.27%, 01/15/2019	175,029
2,425,000	UBS-Barclays Commercial Mortgage Trust(a)(b) Series 2013-C6 Class B 3.88%, 04/10/2046	2,418,892
TOTAL ASSET-BACKED SECURITIES — 4.71% (Cost $19,724,201)		$ 19,504,163
CORPORATE BONDS AND NOTES
Basic Materials — 2.39%
670,000	Albemarle Corp 5.45%, 12/01/2044	648,009
1,000,000	Alcoa Inc 5.87%, 02/23/2022	975,000
	Anglo American Capital PLC(b)
225,000	2.63%, 04/03/2017	203,625
250,000	4.45%, 09/27/2020	180,000
	ArcelorMittal
200,000	7.25%, 02/25/2022	161,000
125,000	6.13%, 06/01/2025	90,938
125,000	Ashland Inc 4.75%, 08/15/2022	121,562
100,000	Braskem Finance Ltd(c) 7.38%, Perpetual	76,000
	Carpenter Technology Corp
200,000	5.20%, 07/15/2021	201,123
600,000	4.45%, 03/01/2023	576,455
25,000	Celanese US Holdings LLC 4.63%, 11/15/2022	24,625
50,000	Celulosa Arauco y Constitucion SA 7.25%, 07/29/2019	56,108
Principal Amount		Fair Value
Basic Materials — (continued)
	Clearwater Paper Corp
$ 50,000	4.50%, 02/01/2023	$ 47,000
125,000	5.38%, 02/01/2025(b)	120,937
75,000	Compass Minerals International Inc(b) 4.88%, 07/15/2024	71,438
100,000	Corp Nacional del Cobre de Chile 3.75%, 11/04/2020	97,858
100,000	Eco Services Operations LLC / Eco Finance Corp(b) 8.50%, 11/01/2022	85,000
250,000	Gold Fields Orogen Holdings BVI Ltd(b) 4.88%, 10/07/2020	186,250
100,000	Hexion Inc 8.88%, 02/01/2018	70,500
125,000	Hexion US Finance Corp 6.63%, 04/15/2020	97,188
	Huntsman International LLC
200,000	4.88%, 11/15/2020	182,500
50,000	5.13%, 11/15/2022(b)	45,000
250,000	Incitec Pivot Finance LLC(b) 6.00%, 12/10/2019	271,075
200,000	Mexichem SAB de CV 5.88%, 09/17/2044	167,500
	Platform Specialty Products Corp(b)
50,000	10.38%, 05/01/2021	49,875
225,000	6.50%, 02/01/2022	194,625
1,325,000	Reliance Steel & Aluminum Co 4.50%, 04/15/2023	1,233,388
100,000	Rio Tinto Finance USA Ltd 6.50%, 07/15/2018	108,338
58,000	Rohm & Haas Co 6.00%, 09/15/2017	61,734
	RPM International Inc
225,000	6.50%, 02/15/2018	242,683
110,000	6.13%, 10/15/2019	120,322
100,000	5.25%, 06/01/2045	93,892
225,000	Signode Industrial Group Lux SA/Signode Industrial Group US Inc(b) 6.38%, 05/01/2022	191,250
	Southern Copper Corp
535,000	3.50%, 11/08/2022	494,092
250,000	6.75%, 04/16/2040	213,835
	Steel Dynamics Inc
50,000	5.13%, 10/01/2021	46,250
50,000	6.38%, 08/15/2022	48,000
50,000	5.25%, 04/15/2023	45,625
	Vale Overseas Ltd
100,000	6.25%, 01/23/2017	99,810
70,000	4.63%, 09/15/2020	58,140
310,000	Valspar Corp 3.30%, 02/01/2025	295,197
	Worthington Industries Inc
1,100,000	6.50%, 04/15/2020	1,221,285
250,000	4.55%, 04/15/2026	246,977
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Basic Materials — (continued)
$ 75,000	WR Grace & Co-Conn(b) 5.63%, 10/01/2024	$ 75,750
		9,897,759
Communications — 6.38%
650,000	21st Century Fox America Inc(b) 3.70%, 10/15/2025	648,389
250,000	Acosta Inc(b) 7.75%, 10/01/2022	220,625
	Altice SA(b)
200,000	7.75%, 05/15/2022	180,500
200,000	7.63%, 02/15/2025	172,500
200,000	Altice US Finance I Corp(b) 5.38%, 07/15/2023	200,500
100,000	America Movil SAB de CV 5.00%, 03/30/2020	108,513
	AT&T Inc
600,000	4.80%, 06/15/2044	549,682
475,000	4.75%, 05/15/2046	434,908
125,000	Blue Coat Holdings Inc(b) 8.38%, 06/01/2023	125,625
500,000	CBS Corp 4.90%, 08/15/2044	454,960
	CCO Holdings LLC / CCO Holdings Capital Corp
25,000	5.25%, 03/15/2021	25,969
100,000	6.63%, 01/31/2022	105,375
150,000	5.13%, 02/15/2023	150,188
50,000	5.38%, 05/01/2025(b)	49,750
50,000	5.88%, 05/01/2027(b)	49,750
75,000	CCOH Safari LLC(b) 5.75%, 02/15/2026	75,188
150,000	Cequel Communications Holdings I LLC / Cequel Capital Corp(b) 5.13%, 12/15/2021	135,000
250,000	Clear Channel Worldwide Holdings Inc 6.50%, 11/15/2022	243,750
75,000	CommScope Holding Co Inc(b)(d) 6.63%, 06/01/2020	75,844
50,000	CommScope Inc(b) 5.50%, 06/15/2024	47,500
50,000	CommScope Technologies Finance LLC(b) 6.00%, 06/15/2025	48,125
50,000	Cumulus Media Holdings Inc 7.75%, 05/01/2019	16,875
	DIRECTV Holdings LLC / DIRECTV Financing Co Inc
500,000	5.00%, 03/01/2021	539,211
500,000	5.15%, 03/15/2042	466,168
	DISH DBS Corp
175,000	5.88%, 07/15/2022	163,187
25,000	5.00%, 03/15/2023	21,688
75,000	5.88%, 11/15/2024	66,750
100,000	Entercom Radio LLC 10.50%, 12/01/2019	103,500
1,050,000	Expedia Inc 5.95%, 08/15/2020	1,145,670
Principal Amount		Fair Value
Communications — (continued)
$ 175,000	Expo Event Transco Inc(b) 9.00%, 06/15/2021	$ 166,250
175,000	Gray Television Inc 7.50%, 10/01/2020	179,812
	Grupo Televisa SAB
250,000	6.63%, 03/18/2025	284,077
200,000	5.00%, 05/13/2045	171,961
500,000	Historic TW Inc 6.88%, 06/15/2018	555,354
125,000	iHeartCommunications Inc 9.00%, 03/01/2021	87,188
	Intelsat Jackson Holdings SA
150,000	6.63%, 12/15/2022	95,625
225,000	5.50%, 08/01/2023	176,625
150,000	Intelsat Luxembourg SA 8.13%, 06/01/2023	67,875
1,938,000	Interpublic Group of Cos Inc 2.25%, 11/15/2017	1,932,048
	Lamar Media Corp
125,000	5.00%, 05/01/2023	126,563
50,000	5.38%, 01/15/2024	51,500
50,000	Level 3 Communications Inc 5.75%, 12/01/2022	51,125
	Level 3 Financing Inc
75,000	7.00%, 06/01/2020	78,375
50,000	5.38%, 01/15/2024(b)	50,250
100,000	LIN Television Corp 5.88%, 11/15/2022	99,500
175,000	Match Group Inc(b) 6.75%, 12/15/2022	173,250
325,000	Neptune Finco Corp(b) 10.88%, 10/15/2025	340,437
125,000	Nexstar Broadcasting Inc(b) 6.13%, 02/15/2022	122,500
275,000	Nielsen Finance LLC / Nielsen Finance Co(b) 5.00%, 04/15/2022	271,562
1,000,000	Omnicom Group Inc 3.63%, 05/01/2022	1,009,440
200,000	Ooredoo International Finance Ltd 3.88%, 01/31/2028	189,702
	Outfront Media Capital LLC / Outfront Media Capital Corp
50,000	5.25%, 02/15/2022	51,125
50,000	5.63%, 02/15/2024	51,375
75,000	5.88%, 03/15/2025	76,125
	Radio One Inc(b)
100,000	9.25%, 02/15/2020	79,000
100,000	7.38%, 04/15/2022	89,000
225,000	Sinclair Television Group Inc(b) 5.63%, 08/01/2024	218,812
	Sirius XM Radio Inc(b)
125,000	4.63%, 05/15/2023	122,500
75,000	6.00%, 07/15/2024	78,375
75,000	5.38%, 04/15/2025	75,469
575,000	Sky PLC(b) 3.75%, 09/16/2024	561,588
200,000	Sprint Capital Corp 6.88%, 11/15/2028	139,500
	Sprint Communications Inc
100,000	7.00%, 03/01/2020(b)	100,250
225,000	6.00%, 11/15/2022	158,625
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Communications — (continued)
$ 100,000	Sprint Corp 7.13%, 06/15/2024	$ 72,125
125,000	Syniverse Holdings Inc 9.13%, 01/15/2019	56,563
	T-Mobile USA Inc
50,000	6.13%, 01/15/2022	51,375
100,000	6.73%, 04/28/2022	104,250
175,000	6.63%, 04/01/2023	178,500
75,000	6.50%, 01/15/2024	76,500
50,000	6.38%, 03/01/2025	50,500
50,000	6.50%, 01/15/2026	50,475
	TEGNA Inc
50,000	4.88%, 09/15/2021(b)	50,125
150,000	6.38%, 10/15/2023	158,250
1,500,000	Telefonaktiebolaget LM Ericsson 4.13%, 05/15/2022	1,537,833
300,000	Telefonica Emisiones SAU 7.05%, 06/20/2036	360,524
	Time Warner Cable Inc
1,730,000	5.00%, 02/01/2020	1,831,312
750,000	5.50%, 09/01/2041	677,734
	Time Warner Inc
75,000	6.25%, 04/01/2021	77,250
600,000	6.25%, 03/29/2041	666,344
100,000	Townsquare Media Inc(b) 6.50%, 04/01/2023	91,500
175,000	Tribune Media Co(b) 5.88%, 07/15/2022	175,000
100,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(b) 5.50%, 01/15/2023	99,750
200,000	Unitymedia KabelBW GmbH(b) 6.13%, 01/15/2025	197,630
100,000	VeriSign Inc 4.63%, 05/01/2023	96,825
	Verizon Communications Inc
900,000	5.15%, 09/15/2023	989,393
450,000	4.15%, 03/15/2024	462,448
1,400,000	5.05%, 03/15/2034	1,394,845
760,000	Viacom Inc 3.88%, 04/01/2024	712,153
200,000	Virgin Media Secured Finance PLC(b) 5.25%, 01/15/2026	194,500
180,000	Walt Disney Co 3.75%, 06/01/2021	192,273
	WPP Finance 2010
650,000	5.13%, 09/07/2042	612,956
500,000	5.63%, 11/15/2043	507,262
		26,434,648
Consumer, Cyclical — 4.61%
300,000	1011778 BC Unlimited Liability Co / New Red Finance Inc(b) 6.00%, 04/01/2022	309,000
1,000,000	Advance Auto Parts Inc 4.50%, 12/01/2023	1,019,626
175,000	Affinia Group Inc 7.75%, 05/01/2021	178,115
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Allegion US Holding Co Inc 5.75%, 10/01/2021	$ 50,625
	American Axle & Manufacturing Inc
125,000	6.25%, 03/15/2021	129,375
75,000	6.63%, 10/15/2022	78,563
	American Builders & Contractors Supply Co Inc(b)
125,000	5.63%, 04/15/2021	126,562
50,000	5.75%, 12/15/2023	50,375
75,000	Aramark Services Inc(b) 5.13%, 01/15/2024	76,406
	AutoNation Inc
170,000	3.35%, 01/15/2021	169,396
100,000	4.50%, 10/01/2025	101,438
525,000	AutoZone Inc 3.25%, 04/15/2025	507,614
50,000	Beacon Roofing Supply Inc(b) 6.38%, 10/01/2023	50,938
100,000	Boyd Gaming Corp 6.88%, 05/15/2023	102,750
600,000	Carnival Corp 3.95%, 10/15/2020	626,712
75,000	Chester Downs & Marina LLC / Chester Downs Finance Corp(b) 9.25%, 02/01/2020	53,438
50,000	Cinemark USA Inc 5.13%, 12/15/2022	49,625
	CVS Health Corp
495,000	3.88%, 07/20/2025	505,187
350,000	5.13%, 07/20/2045	368,701
310,000	Dollar General Corp 4.15%, 11/01/2025	307,957
	Ferrellgas LP / Ferrellgas Finance Corp
100,000	6.50%, 05/01/2021	85,000
75,000	6.75%, 01/15/2022	63,188
50,000	6.75%, 06/15/2023(b)	40,750
1,225,000	Ford Motor Co 4.75%, 01/15/2043	1,154,723
500,000	Ford Motor Credit Co LLC 3.00%, 06/12/2017	504,861
	General Motors Co
400,000	5.20%, 04/01/2045	375,091
400,000	General Motors Financial Co Inc 3.10%, 01/15/2019	399,419
50,000	GLP Capital LP / GLP Financing II Inc 5.38%, 11/01/2023	48,750
50,000	Goodyear Tire & Rubber Co 5.13%, 11/15/2023	51,250
500,000	Harley-Davidson Financial Services Inc(b) 2.15%, 02/26/2020	490,582
	HD Supply Inc
75,000	7.50%, 07/15/2020	78,000
50,000	5.25%, 12/15/2021(b)	51,000
125,000	Hillman Group Inc(b) 6.38%, 07/15/2022	103,750
	Hyundai Capital America(b)
40,000	2.55%, 02/06/2019	39,690
340,000	2.60%, 03/19/2020	334,014
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 400,000	Hyundai Capital Services Inc(b) 2.63%, 09/29/2020	$ 393,587
550,000	Ingram Micro Inc 4.95%, 12/15/2024	547,973
100,000	International Automotive Components Group SA(b)(e) 9.13%, 06/01/2018	85,500
100,000	JB Poindexter & Co Inc(b) 9.00%, 04/01/2022	104,500
50,000	Jo-Ann Stores Holdings Inc(b)(d)(e) 9.75%, 10/15/2019	27,500
125,000	Lear Corp 4.75%, 01/15/2023	125,625
500,000	Magna International Inc 3.63%, 06/15/2024	488,526
	MGM Resorts International
200,000	6.75%, 10/01/2020	205,500
75,000	7.75%, 03/15/2022	79,687
50,000	6.00%, 03/15/2023	49,625
150,000	Michaels Stores Inc(b) 5.88%, 12/15/2020	155,062
100,000	Mohegan Tribal Gaming Authority 9.75%, 09/01/2021	99,750
100,000	MPG Holdco I Inc 7.38%, 10/15/2022	101,000
100,000	Neiman Marcus Group LTD LLC(b)(d) 8.75%, 10/15/2021	62,000
100,000	NPC International Inc / NPC Operating Co A Inc / NPC Operating Co B Inc 10.50%, 01/15/2020	103,500
75,000	Omega US Sub LLC(b) 8.75%, 07/15/2023	69,188
125,000	Party City Holdings Inc(b) 6.13%, 08/15/2023	121,250
150,000	Penn National Gaming Inc 5.88%, 11/01/2021	145,500
100,000	Petco Animal Supplies Inc(b) 9.25%, 12/01/2018	102,625
125,000	Petco Holdings Inc(b)(d) 8.50%, 10/15/2017	127,187
	Pinnacle Entertainment Inc
125,000	6.38%, 08/01/2021	131,406
100,000	7.75%, 04/01/2022	108,688
	RCI Banque SA(b)
250,000	4.60%, 04/12/2016	252,124
2,900,000	3.50%, 04/03/2018	2,956,695
	Regal Entertainment Group
50,000	5.75%, 03/15/2022	50,000
75,000	5.75%, 02/01/2025	72,375
125,000	Rite Aid Corp(b) 6.13%, 04/01/2023	129,375
84,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(b) 9.50%, 06/15/2019	86,940
150,000	RSI Home Products Inc(b) 6.50%, 03/15/2023	154,500
	Sabre Global Inc(b)
100,000	5.38%, 04/15/2023	99,500
50,000	5.25%, 11/15/2023	49,438
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 50,000	Sally Holdings LLC / Sally Capital Inc 5.63%, 12/01/2025	$ 50,500
200,000	Schaeffler Holding Finance BV(b)(d) 6.75%, 11/15/2022	215,000
225,000	Seminole Hard Rock Entertainment Inc / Seminole Hard Rock International LLC(b) 5.88%, 05/15/2021	224,437
225,000	Serta Simmons Holdings LLC(b) 8.13%, 10/01/2020	235,125
1,000,000	Southwest Airlines Co 2.75%, 11/06/2019	1,007,752
100,000	Springs Industries Inc 6.25%, 06/01/2021	99,000
125,000	Station Casinos LLC 7.50%, 03/01/2021	127,500
	Suburban Propane Partners LP/Suburban Energy Finance Corp
63,000	7.38%, 08/01/2021	60,480
100,000	5.50%, 06/01/2024	80,500
50,000	5.75%, 03/01/2025	40,500
50,000	Tempur Sealy International Inc(b) 5.63%, 10/15/2023	50,500
100,000	UCI International Inc 8.63%, 02/15/2019	34,500
75,000	Vista Outdoor Inc(b) 5.88%, 10/01/2023	76,875
	Wal-Mart Stores Inc
500,000	3.30%, 04/22/2024	515,962
150,000	5.63%, 04/15/2041	178,434
150,000	ZF North America Capital Inc(b) 4.75%, 04/29/2025	142,875
		19,108,537
Consumer, Non-Cyclical — 4.57%
215,000	AbbVie Inc 3.60%, 05/14/2025	212,191
34,000	Altria Group Inc 9.25%, 08/06/2019	41,615
200,000	Amsurg Corp 5.63%, 07/15/2022	198,000
440,000	Automatic Data Processing Inc 3.38%, 09/15/2025	448,546
300,000	Bayer US Finance LLC(b) 3.38%, 10/08/2024	302,135
	Becton Dickinson & Co
120,000	3.73%, 12/15/2024	121,023
125,000	4.69%, 12/15/2044	126,114
	Celgene Corp
240,000	3.88%, 08/15/2025	239,028
175,000	5.00%, 08/15/2045	175,680
	CHS/Community Health Systems Inc
125,000	5.13%, 08/01/2021	124,375
175,000	6.88%, 02/01/2022	166,031
300,000	Coca-Cola Femsa SAB de CV 4.63%, 02/15/2020	316,761
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 25,000	Constellation Brands Inc 4.75%, 12/01/2025	$ 25,469
300,000	Crimson Merger Sub Inc(b) 6.63%, 05/15/2022	205,500
	DaVita HealthCare Partners Inc
50,000	5.75%, 08/15/2022	51,500
50,000	5.13%, 07/15/2024	50,000
100,000	DP World Ltd(b) 6.85%, 07/02/2037	98,250
200,000	Endo Finance LLC(b) 6.00%, 07/15/2023	199,000
175,000	Envision Healthcare Corp(b) 5.13%, 07/01/2022	171,500
	ERAC USA Finance LLC(b)
275,000	2.75%, 03/15/2017	278,346
700,000	5.25%, 10/01/2020	766,952
175,000	First Quality Finance Co Inc(b) 4.63%, 05/15/2021	159,250
150,000	Fomento Economico Mexicano SAB de CV 2.88%, 05/10/2023	140,033
175,000	Garda World Security Corp(b) 7.25%, 11/15/2021	150,500
	Gilead Sciences Inc
500,000	3.70%, 04/01/2024	512,159
700,000	3.65%, 03/01/2026	705,935
125,000	Grifols Worldwide Operations Ltd 5.25%, 04/01/2022	125,625
	Grupo Bimbo SAB de CV
100,000	4.88%, 06/30/2020	105,873
10,000	4.50%, 01/25/2022(b)	10,247
400,000	4.88%, 06/27/2044(b)	350,026
200,000	HCA Holdings Inc 6.25%, 02/15/2021	211,500
	HCA Inc
275,000	5.88%, 03/15/2022	290,125
225,000	5.38%, 02/01/2025	222,188
150,000	5.25%, 04/15/2025	151,125
200,000	Hearthside Group Holdings LLC/Hearthside Finance Co(b) 6.50%, 05/01/2022	185,000
	Hertz Corp
100,000	5.88%, 10/15/2020	103,125
100,000	6.25%, 10/15/2022	103,500
75,000	Hill-Rom Holdings Inc(b) 5.75%, 09/01/2023	76,500
	HJ Heinz Co(b)
270,000	3.95%, 07/15/2025	272,514
165,000	5.20%, 07/15/2045	172,410
125,000	Igloo Holdings Corp(b)(d) 8.25%, 12/15/2017	125,000
125,000	Interactive Data Corp(b) 5.88%, 04/15/2019	127,500
275,000	Jaguar Holding Co II / Pharmaceutical Product Development LLC(b) 6.38%, 08/01/2023	268,125
2,100,000	Kerry Group Financial Services(b) 3.20%, 04/09/2023	2,019,566
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 50,000	LifePoint Health Inc 5.88%, 12/01/2023	$ 50,750
100,000	LifePoint Hospitals Inc 5.50%, 12/01/2021	101,750
125,000	Mallinckrodt International Finance SA 4.75%, 04/15/2023	110,625
	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(b)
50,000	5.63%, 10/15/2023	47,500
50,000	5.50%, 04/15/2025	46,000
660,000	McGraw Hill Financial Inc 4.40%, 02/15/2026	675,287
190,000	Mead Johnson Nutrition Co 4.13%, 11/15/2025	191,429
50,000	MEDNAX Inc(b) 5.25%, 12/01/2023	50,250
1,100,000	Mondelez International Inc 4.00%, 02/01/2024	1,133,874
250,000	MPH Acquisition Holdings LLC(b) 6.63%, 04/01/2022	250,625
125,000	Multi-Color Corp(b) 6.13%, 12/01/2022	123,750
125,000	Mustang Merger Corp(b) 8.50%, 08/15/2021	129,688
150,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp 4.88%, 05/01/2021	144,000
	Post Holdings Inc(b)
50,000	7.75%, 03/15/2024	52,375
125,000	8.00%, 07/15/2025	132,500
200,000	Prestige Brands Inc(b) 5.38%, 12/15/2021	192,000
75,000	ServiceMaster Co LLC 7.45%, 08/15/2027	74,625
	Spectrum Brands Inc(b)
50,000	6.13%, 12/15/2024	52,000
75,000	5.75%, 07/15/2025	76,875
175,000	Sterigenics-Nordion Holdings LLC(b) 6.50%, 05/15/2023	167,125
125,000	Surgical Care Affiliates Inc(b) 6.00%, 04/01/2023	121,875
75,000	Team Health Inc(b) 7.25%, 12/15/2023	77,625
75,000	Teleflex Inc 5.25%, 06/15/2024	74,625
	Tenet Healthcare Corp
50,000	4.50%, 04/01/2021	48,750
100,000	4.38%, 10/01/2021	96,500
200,000	8.13%, 04/01/2022	199,500
100,000	6.75%, 06/15/2023	92,750
125,000	TreeHouse Foods Inc 4.88%, 03/15/2022	119,063
125,000	Truven Health Analytics Inc 10.63%, 06/01/2020	125,625
	Tyson Foods Inc
500,000	4.50%, 06/15/2022	532,181
250,000	5.15%, 08/15/2044	261,050
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	United Rentals North America Inc
$ 75,000	4.63%, 07/15/2023	$ 74,813
200,000	5.50%, 07/15/2025	194,000
	UnitedHealth Group Inc
400,000	6.00%, 02/15/2018	435,045
235,000	3.75%, 07/15/2025	242,256
160,000	4.75%, 07/15/2045	168,526
275,000	US Foods Inc 8.50%, 06/30/2019	283,250
	Valeant Pharmaceuticals International Escrow Inc(b)
100,000	5.88%, 05/15/2023	89,250
150,000	6.13%, 04/15/2025	133,875
	Valeant Pharmaceuticals International Inc(b)
100,000	7.50%, 07/15/2021	99,750
50,000	5.63%, 12/01/2021	46,000
50,000	5.50%, 03/01/2023	44,000
	Verisk Analytics Inc
150,000	4.13%, 09/12/2022	151,135
225,000	5.50%, 06/15/2045	214,822
325,000	Zimmer Biomet Holdings Inc 3.55%, 04/01/2025	315,810
		18,950,946
Diversified — 0.44%
200,000	Argos Merger Sub Inc(b) 7.13%, 03/15/2023	198,300
175,000	DH Services Luxembourg S.a.r.l.(b) 7.75%, 12/15/2020	175,875
250,000	Hutchison Whampoa International 09 Ltd(b) 7.63%, 04/09/2019	288,959
750,000	Hutchison Whampoa International 11 Ltd(b) 3.50%, 01/13/2017	762,696
100,000	Hutchison Whampoa International 12 Ltd(a)(c) 6.00%, Perpetual	104,600
200,000	KazAgro National Management Holding JSC(b) 4.63%, 05/24/2023	171,907
95,000	MUFG Americas Holdings Corp 3.00%, 02/10/2025	90,951
25,000	Nielsen Co Luxembourg S.a.r.l.(b) 5.50%, 10/01/2021	25,625
		1,818,913
Energy — 6.92%
1,100,000	Anadarko Petroleum Corp 3.45%, 07/15/2024	977,178
	Antero Resources Finance Corp
200,000	5.38%, 11/01/2021	160,000
50,000	5.63%, 06/01/2023(b)	39,000
510,000	Apache Corp 4.25%, 01/15/2044	399,253
Principal Amount		Fair Value
Energy — (continued)
$ 75,000	Approach Resources Inc 7.00%, 06/15/2021	$ 26,625
2,000,000	BP Capital Markets PLC 2.75%, 05/10/2023	1,877,978
	California Resources Corp
50,000	5.50%, 09/15/2021	15,750
125,000	6.00%, 11/15/2024	38,125
	Canadian Natural Resources Ltd
250,000	3.90%, 02/01/2025	218,126
200,000	5.85%, 02/01/2035	177,371
	Carrizo Oil & Gas Inc
75,000	7.50%, 09/15/2020	65,531
50,000	6.25%, 04/15/2023	40,500
50,000	CGG SA 6.88%, 01/15/2022	20,500
200,000	Chesapeake Energy Corp 6.88%, 11/15/2020	57,000
200,000	CNOOC Finance 2013 Ltd 4.25%, 05/09/2043	183,654
500,000	CNPC HK Overseas Capital Ltd(b) 5.95%, 04/28/2041	583,469
350,000	Columbia Pipeline Group Inc(b) 5.80%, 06/01/2045	307,259
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp
150,000	6.00%, 12/15/2020	110,250
50,000	6.25%, 04/01/2023(b)	34,875
50,000	CrownRock LP / CrownRock Finance Inc(b) 7.75%, 02/15/2023	47,000
100,000	CVR Refining LLC / Coffeyville Finance Inc 6.50%, 11/01/2022	97,000
50,000	Ecopetrol SA 4.25%, 09/18/2018	49,750
	Enbridge Energy Partners LP
2,650,000	4.20%, 09/15/2021	2,526,139
690,000	5.50%, 09/15/2040	527,469
155,000	Enbridge Inc 5.60%, 04/01/2017	159,434
300,000	Energy Transfer Equity LP 5.88%, 01/15/2024	244,500
	Energy Transfer Partners LP
1,000,000	4.90%, 02/01/2024	891,450
250,000	5.15%, 03/15/2045	176,705
	Enterprise Products Operating LLC
1,000,000	3.90%, 02/15/2024	933,008
395,000	3.75%, 02/15/2025	361,309
	EP Energy LLC / Everest Acquisition Finance Inc
75,000	9.38%, 05/01/2020	47,813
50,000	7.75%, 09/01/2022	25,500
50,000	6.38%, 06/15/2023	25,000
750,000	Florida Gas Transmission Co LLC(b) 5.45%, 07/15/2020	796,274
50,000	FTS International Inc 6.25%, 05/01/2022	14,000
	Gulfport Energy Corp
75,000	7.75%, 11/01/2020	67,125
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Energy — (continued)
$ 50,000	6.63%, 05/01/2023	$ 41,750
75,000	Halcon Resources Corp(b) 8.63%, 02/01/2020	51,750
300,000	Halliburton Co 3.38%, 11/15/2022	295,240
1,250,000	Hess Corp 7.13%, 03/15/2033	1,218,094
150,000	Hiland Partners LP / Hiland Partners Finance Corp(b) 5.50%, 05/15/2022	144,000
100,000	Holly Energy Partners LP / Holly Energy Finance Corp 6.50%, 03/01/2020	99,000
	Husky Energy Inc
150,000	6.15%, 06/15/2019	160,277
925,000	3.95%, 04/15/2022	857,419
	Kinder Morgan Energy Partners LP
500,000	5.80%, 03/01/2021	497,708
1,000,000	5.00%, 03/01/2043	740,802
	Laredo Petroleum Inc
50,000	5.63%, 01/15/2022	43,500
50,000	6.25%, 03/15/2023	43,500
125,000	Legacy Reserves LP / Legacy Reserves Finance Corp 6.63%, 12/01/2021	26,250
150,000	Linn Energy LLC / Linn Energy Finance Corp 6.50%, 05/15/2019	26,250
500,000	Marathon Oil Corp 3.85%, 06/01/2025	402,424
	Marathon Petroleum Corp
700,000	5.13%, 03/01/2021	734,709
300,000	4.75%, 09/15/2044	245,219
	MPLX LP(b)
25,000	4.50%, 07/15/2023	22,368
75,000	4.88%, 12/01/2024	67,313
75,000	4.88%, 06/01/2025	67,125
	Nabors Industries Inc
685,000	5.00%, 09/15/2020	601,001
1,200,000	5.10%, 09/15/2023	951,317
150,000	Northern Oil & Gas Inc 8.00%, 06/01/2020	99,750
	Oasis Petroleum Inc
50,000	6.50%, 11/01/2021	33,125
50,000	6.88%, 03/15/2022	32,000
50,000	6.88%, 01/15/2023	31,000
25,000	PDC Energy Inc 7.75%, 10/15/2022	24,000
	Petrobras Global Finance BV
20,000	3.25%, 03/17/2017	18,500
30,000	5.88%, 03/01/2018	26,700
50,000	7.88%, 03/15/2019	44,250
10,000	3.41%, 03/17/2020(a)	7,100
50,000	4.38%, 05/20/2023	33,000
80,000	5.63%, 05/20/2043	48,600
1,000,000	Petrobras International Finance Co 5.38%, 01/27/2021	745,000
400,000	Petro-Canada 6.80%, 05/15/2038	437,351
100,000	Petroleos de Venezuela SA 5.38%, 04/12/2027	36,250
Principal Amount		Fair Value
Energy — (continued)
	Petroleos Mexicanos
$ 50,000	3.50%, 07/18/2018	$ 49,614
1,125,000	4.88%, 01/18/2024	1,049,062
100,000	4.50%, 01/23/2026(b)	87,850
500,000	6.50%, 06/02/2041	432,250
100,000	6.38%, 01/23/2045	84,638
150,000	Phillips 66 4.88%, 11/15/2044	133,824
198,000	Range Resources Corp(b) 4.88%, 05/15/2025	150,480
	Regency Energy Partners LP / Regency Energy Finance Corp
50,000	5.88%, 03/01/2022	47,128
50,000	5.00%, 10/01/2022	44,294
	Rice Energy Inc
100,000	6.25%, 05/01/2022	72,000
50,000	7.25%, 05/01/2023(b)	36,500
	Rose Rock Midstream LP / Rose Rock Finance Corp
125,000	5.63%, 07/15/2022	88,750
75,000	5.63%, 11/15/2023(b)	53,250
100,000	RSP Permian Inc 6.63%, 10/01/2022	92,000
	Sabine Pass Liquefaction LLC
275,000	5.63%, 02/01/2021	253,000
100,000	5.63%, 03/01/2025(b)	84,625
	SandRidge Energy Inc
50,000	7.50%, 03/15/2021	5,250
100,000	8.13%, 10/15/2022	11,000
850,000	Schlumberger Holdings Corp(b) 4.00%, 12/21/2025	838,762
	SM Energy Co
50,000	5.00%, 01/15/2024	32,500
50,000	5.63%, 06/01/2025	33,000
200,000	Southeast Supply Header LLC(b) 4.25%, 06/15/2024	191,807
175,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.50%, 08/15/2022	129,500
75,000	Targa Pipeline Partners LP / Atlas Pipeline Finance Corp 5.88%, 08/01/2023	69,656
75,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.25%, 11/15/2023	57,750
	TerraForm Power Operating LLC(b)
75,000	5.88%, 02/01/2023	62,063
50,000	6.13%, 06/15/2025	40,250
100,000	Tesoro Corp 5.13%, 04/01/2024	99,500
	Tesoro Logistics LP / Tesoro Logistics Finance Corp
38,000	5.88%, 10/01/2020	36,290
100,000	6.13%, 10/15/2021	95,000
200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/2018	199,250
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Energy — (continued)
	Valero Energy Corp
$ 150,000	9.38%, 03/15/2019	$ 177,214
900,000	7.50%, 04/15/2032	991,583
75,000	W&T Offshore Inc 8.50%, 06/15/2019	26,250
900,000	Weatherford International Ltd 4.50%, 04/15/2022	648,000
100,000	Western Refining Logistics LP / WNRL Finance Corp 7.50%, 02/15/2023	95,500
	Whiting Petroleum Corp
50,000	5.75%, 03/15/2021	36,450
125,000	6.25%, 04/01/2023	90,000
	Williams Partners LP
300,000	5.25%, 03/15/2020	278,625
565,000	4.90%, 01/15/2045	359,706
50,000	Williams Partners LP / ACMP Finance Corp 4.88%, 03/15/2024	40,062
		28,679,795
Financial — 18.03%
	ACE INA Holdings Inc
10,000	5.70%, 02/15/2017	10,464
365,000	3.35%, 05/15/2024	368,453
290,000	3.35%, 05/03/2026	289,111
	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust
50,000	4.50%, 05/15/2021	50,813
275,000	4.63%, 07/01/2022	278,094
	Aflac Inc
265,000	2.65%, 02/15/2017	268,489
600,000	3.63%, 06/15/2023	621,157
1,500,000	Alexandria Real Estate Equities Inc 3.90%, 06/15/2023	1,481,466
	Ally Financial Inc
100,000	4.13%, 02/13/2022	99,000
50,000	4.63%, 05/19/2022	50,250
200,000	5.13%, 09/30/2024	204,750
100,000	4.63%, 03/30/2025	98,750
50,000	5.75%, 11/20/2025	50,625
	American International Group Inc
500,000	4.13%, 02/15/2024	513,456
875,000	4.50%, 07/16/2044	809,163
	American Tower Corp
2,250,000	4.50%, 01/15/2018	2,346,509
1,120,000	3.40%, 02/15/2019	1,148,884
	Associated Banc-Corp
80,000	5.13%, 03/28/2016	80,437
350,000	4.25%, 01/15/2025	350,214
100,000	Banco Bradesco SA 6.75%, 09/29/2019	103,000
150,000	Banco Santander Chile(b) 3.88%, 09/20/2022	149,297
	Bank of America Corp
1,500,000	7.63%, 06/01/2019	1,737,477
2,400,000	5.00%, 05/13/2021	2,622,120
200,000	Bank of China Ltd 5.00%, 11/13/2024	205,921
Principal Amount		Fair Value
Financial — (continued)
$1,000,000	Bank of New York Mellon Corp 3.25%, 09/11/2024	$ 1,006,569
500,000	Branch Banking & Trust Co 3.80%, 10/30/2026	507,621
	Capital One Financial Corp
300,000	2.45%, 04/24/2019	300,548
320,000	4.20%, 10/29/2025	315,952
350,000	Capital One NA 2.95%, 07/23/2021	346,451
200,000	China Overseas Finance Cayman V Ltd 3.95%, 11/15/2022	198,252
210,000	Chubb Corp 5.75%, 05/15/2018	228,571
	CIT Group Inc
25,000	6.63%, 04/01/2018(b)	26,375
100,000	5.00%, 08/01/2023	101,500
2,375,000	Citigroup Inc 4.05%, 07/30/2022	2,429,304
460,000	Citizens Financial Group Inc 4.30%, 12/03/2025	462,419
325,000	City National Corp 5.25%, 09/15/2020	360,892
500,000	CNA Financial Corp 5.88%, 08/15/2020	554,143
400,000	Comerica Inc 3.80%, 07/22/2026	393,896
	Compass Bank
500,000	2.75%, 09/29/2019	494,998
400,000	3.88%, 04/10/2025	366,628
2,750,000	Discover Bank 2.00%, 02/21/2018	2,731,407
250,000	Discover Financial Services 3.85%, 11/21/2022	247,719
200,000	Export-Import Bank of China via Avi Funding Co Ltd 3.80%, 09/16/2025	199,103
200,000	Export-Import Bank of India 3.88%, 10/02/2019	205,790
780,000	Fifth Third Bancorp 2.30%, 03/01/2019	781,828
200,000	FMR LLC(b) 7.57%, 06/15/2029	265,336
200,000	Franshion Brilliant Ltd 5.75%, 03/19/2019	212,797
	General Electric Capital Corp
144,000	5.50%, 01/08/2020	161,506
859,000	3.10%, 01/09/2023	871,895
	General Electric Capital International Funding Co(b)
540,000	0.96%, 04/15/2016	540,244
2,236,000	3.37%, 11/15/2025	2,276,438
200,000	Global Bank Corp(b) 5.13%, 10/30/2019	198,000
	Goldman Sachs Group Inc
15,000	6.15%, 04/01/2018	16,289
1,000,000	2.63%, 01/31/2019	1,007,150
750,000	5.38%, 03/15/2020	823,907
1,250,000	5.25%, 07/27/2021	1,382,025
500,000	3.50%, 01/23/2025	491,407
1,325,000	Hartford Financial Services Group Inc 5.13%, 04/15/2022	1,455,134
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Financial — (continued)
	Health Care REIT Inc
$ 375,000	4.13%, 04/01/2019	$ 391,088
510,000	4.00%, 06/01/2025	501,670
1,325,000	Healthcare Trust of America Holdings LP 3.70%, 04/15/2023	1,284,235
	Host Hotels & Resorts LP
470,000	4.00%, 06/15/2025	450,544
100,000	4.50%, 02/01/2026	98,711
290,000	HSBC Holdings PLC 5.10%, 04/05/2021	322,410
1,400,000	HSBC USA Inc 3.50%, 06/23/2024	1,405,673
100,000	Hub Holdings LLC / Hub Holdings Finance Inc(b)(d) 8.13%, 07/15/2019	93,500
200,000	HUB International Ltd(b) 7.88%, 10/01/2021	180,000
1,020,000	Huntington National Bank 2.20%, 04/01/2019	1,012,442
200,000	Industrial & Commercial Bank of China Ltd(a)(c) 6.00%, Perpetual	212,230
180,000	Invesco Finance PLC 3.75%, 01/15/2026	181,277
100,000	Iron Mountain Inc 5.75%, 08/15/2024	96,500
	Jefferies Group LLC
1,400,000	6.88%, 04/15/2021	1,566,152
550,000	5.13%, 01/20/2023	545,668
	JPMorgan Chase & Co
1,000,000	2.35%, 01/28/2019	1,004,242
550,000	4.50%, 01/24/2022	593,233
2,195,000	3.38%, 05/01/2023	2,157,283
90,000	Kimco Realty Corp 3.40%, 11/01/2022	89,153
200,000	Korea Development Bank 2.50%, 03/11/2020	200,793
	Liberty Mutual Group Inc(b)
235,000	5.00%, 06/01/2021	251,338
850,000	4.95%, 05/01/2022	900,987
600,000	4.25%, 06/15/2023	609,641
390,000	Liberty Property LP 3.75%, 04/01/2025	376,301
	Lincoln National Corp
2,000,000	8.75%, 07/01/2019	2,402,030
225,000	4.20%, 03/15/2022	235,243
1,000,000	Manufacturers & Traders Trust Co 2.25%, 07/25/2019	996,884
	Massachusetts Mutual Life Insurance Co(b)
1,000,000	5.38%, 12/01/2041	1,082,756
350,000	4.50%, 04/15/2065	313,025
	MetLife Inc
500,000	6.82%, 08/15/2018	563,071
750,000	4.05%, 03/01/2045	695,993
1,100,000	Mid-America Apartments LP 3.75%, 06/15/2024	1,077,901
	Morgan Stanley
1,000,000	4.10%, 05/22/2023	1,010,201
1,500,000	5.00%, 11/24/2025	1,592,322
Principal Amount		Fair Value
Financial — (continued)
	MUFG Union Bank NA
$ 250,000	2.63%, 09/26/2018	$ 252,400
250,000	2.25%, 05/06/2019	249,546
500,000	National Rural Utilities Cooperative Finance Corp 10.38%, 11/01/2018	609,996
1,150,000	Nationwide Mutual Insurance Co(b) 9.38%, 08/15/2039	1,669,154
800,000	New York Life Insurance Co(b) 6.75%, 11/15/2039	1,026,345
1,000,000	Northwestern Mutual Life Insurance Co(b) 6.06%, 03/30/2040	1,201,493
165,000	PNC Funding Corp 5.63%, 02/01/2017	171,538
	Power Sector Assets & Liabilities Management Corp
100,000	7.25%, 05/27/2019	115,630
100,000	7.39%, 12/02/2024	128,880
135,000	Principal Life Global Funding II(b) 2.20%, 04/08/2020	133,812
1,300,000	Prologis LP 3.35%, 02/01/2021	1,316,350
700,000	Prudential Financial Inc 4.60%, 05/15/2044	696,538
225,000	Quicken Loans Inc(b) 5.75%, 05/01/2025	214,313
	Raymond James Financial Inc
200,000	4.25%, 04/15/2016	201,520
244,000	5.63%, 04/01/2024	270,047
75,000	RHP Hotel Properties LP / RHP Finance Corp 5.00%, 04/15/2023	75,000
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(b) 5.10%, 07/25/2018	198,000
550,000	State Street Corp 3.30%, 12/16/2024	555,194
	Stifel Financial Corp
240,000	3.50%, 12/01/2020	237,239
300,000	4.25%, 07/18/2024	298,064
425,000	SunTrust Banks Inc 2.50%, 05/01/2019	427,102
950,000	TD Ameritrade Holding Corp 3.63%, 04/01/2025	961,368
440,000	TIAA Asset Management Finance Co LLC(b) 4.13%, 11/01/2024	441,495
500,000	UDR Inc 4.63%, 01/10/2022	533,029
250,000	Visa Inc 3.15%, 12/14/2025	250,309
200,000	Vnesheconombank Via VEB Finance PLC(b) 5.38%, 02/13/2017	200,776
	Wells Fargo & Co
1,000,000	4.30%, 07/22/2027	1,021,534
340,000	4.90%, 11/17/2045	343,032
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Financial — (continued)
$ 500,000	WP Carey Inc 4.60%, 04/01/2024	$ 498,594
		74,692,789
Industrial — 3.76%
100,000	Accudyne Industries Borrower / Accudyne Industries LLC(b) 7.75%, 12/15/2020	72,000
150,000	Air Medical Merger Sub Corp(b) 6.38%, 05/15/2023	133,500
50,000	Allegion PLC 5.88%, 09/15/2023	51,000
	Anixter Inc
125,000	5.63%, 05/01/2019	130,000
50,000	5.50%, 03/01/2023(b)	50,250
150,000	Ardagh Packaging Finance PLC(b) 9.13%, 10/15/2020	154,500
470,000	BAE Systems Holdings Inc(b) 3.85%, 12/15/2025	465,286
	Ball Corp
100,000	5.00%, 03/15/2022	102,000
125,000	4.00%, 11/15/2023	119,219
25,000	5.25%, 07/01/2025	25,563
200,000	Belden Inc(b) 5.50%, 09/01/2022	192,500
	Berry Plastics Corp
300,000	5.50%, 05/15/2022	298,875
50,000	5.13%, 07/15/2023	48,625
50,000	Building Materials Corp of America(b) 6.00%, 10/15/2025	51,000
1,000,000	Burlington Northern Santa Fe LLC 5.75%, 05/01/2040	1,119,418
200,000	BWAY Holding Co(b) 9.13%, 08/15/2021	187,000
150,000	Cleaver-Brooks Inc(b) 8.75%, 12/15/2019	144,750
800,000	Corning Inc 4.75%, 03/15/2042	750,951
175,000	Crown Americas LLC / Crown Americas Capital Corp IV 4.50%, 01/15/2023	171,062
	Embraer Overseas Ltd
1,407,000	5.70%, 09/16/2023(b)	1,368,307
20,000	5.70%, 09/16/2023	19,450
50,000	EnerSys (b) 5.00%, 04/30/2023	49,750
125,000	FGI Operating Co LLC / FGI Finance Inc 7.88%, 05/01/2020	90,000
135,000	Flextronics International Ltd(b) 4.75%, 06/15/2025	131,456
150,000	Gardner Denver Inc(b) 6.88%, 08/15/2021	114,750
175,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	126,000
580,000	Harsco Corp 5.75%, 05/15/2018	514,750
120,000	Hubbell Inc 5.95%, 06/01/2018	130,521
Principal Amount		Fair Value
Industrial — (continued)
$ 500,000	Kansas City Southern de Mexico SA de CV(b) 3.00%, 05/15/2023	$ 473,146
800,000	Keysight Technologies Inc 4.55%, 10/30/2024	769,053
480,000	Lockheed Martin Corp 3.80%, 03/01/2045	425,458
1,000,000	Masco Corp 7.13%, 03/15/2020	1,155,000
50,000	Masonite International Corp(b) 5.63%, 03/15/2023	51,625
100,000	Milacron LLC / Mcron Finance Corp(b) 7.75%, 02/15/2021	93,250
360,000	Molex Electronic Technologies LLC(b) 3.90%, 04/15/2025	336,861
100,000	NCI Building Systems Inc(b) 8.25%, 01/15/2023	105,000
	Owens-Brockway Glass Container Inc(b)
50,000	5.38%, 01/15/2025	48,875
75,000	6.38%, 08/15/2025	77,062
460,000	Packaging Corp of America 3.65%, 09/15/2024	447,068
50,000	Pactiv LLC 7.95%, 12/15/2025	46,500
650,000	Penske Truck Leasing Co LP / PTL Finance Corp(b) 2.50%, 06/15/2019	639,384
350,000	Pentair Inc 5.00%, 05/15/2021	364,885
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
125,000	5.75%, 10/15/2020	127,149
100,000	8.25%, 02/15/2021	96,250
130,000	Roper Technologies Inc 3.85%, 12/15/2025	129,417
1,000,000	Ryder System Inc 2.45%, 11/15/2018	999,126
	Sealed Air Corp(b)
50,000	5.25%, 04/01/2023	51,000
100,000	5.13%, 12/01/2024	100,000
250,000	Textron Financial Corp(a)(b) 6.00%, 02/15/2067	177,500
	Textron Inc
300,000	4.30%, 03/01/2024	305,557
155,000	3.88%, 03/01/2025	151,974
	TransDigm Inc
200,000	5.50%, 10/15/2020	193,500
75,000	6.50%, 07/15/2024	74,588
50,000	6.50%, 05/15/2025(b)	48,438
125,000	Unifrax I LLC / Unifrax Holding Co(b) 7.50%, 02/15/2019	110,625
	USG Corp(b)
50,000	5.88%, 11/01/2021	52,000
50,000	5.50%, 03/01/2025	50,750
	Valmont Industries Inc
51,000	6.63%, 04/20/2020	56,506
800,000	5.25%, 10/01/2054	681,718
200,000	WESCO Distribution Inc 5.38%, 12/15/2021	192,000
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Industrial — (continued)
$ 50,000	Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp(b)(d)(e) 9.75%, 06/15/2019	$ 12,500
125,000	Zebra Technologies Corp 7.25%, 10/15/2022	130,625
		15,586,873
Technology — 1.89%
425,000	Adobe Systems Inc 3.25%, 02/01/2025	414,792
150,000	Advanced Micro Devices Inc 7.00%, 07/01/2024	97,500
500,000	Apple Inc 3.45%, 02/09/2045	430,479
110,000	Autodesk Inc 4.38%, 06/15/2025	108,044
75,000	Blackboard Inc(b) 7.75%, 11/15/2019	64,875
100,000	BMC Software Finance Inc(b) 8.13%, 07/15/2021	66,500
2,000,000	BMC Software Inc 7.25%, 06/01/2018	1,650,000
150,000	Boxer Parent Co Inc(b)(d) 9.00%, 10/15/2019	93,000
	CDW LLC / CDW Finance Corp
75,000	5.00%, 09/01/2023	76,125
150,000	5.50%, 12/01/2024	157,125
	Emdeon Inc
75,000	11.00%, 12/31/2019	78,187
75,000	6.00%, 02/15/2021(b)	69,750
125,000	Ensemble Merger Sub Inc(b) 9.00%, 09/30/2023	120,781
175,000	Entegris Inc(b) 6.00%, 04/01/2022	177,187
	Fidelity National Information Services Inc
805,000	3.88%, 06/05/2024	776,988
280,000	5.00%, 10/15/2025	287,697
	First Data Corp(b)
150,000	5.38%, 08/15/2023	150,750
125,000	7.00%, 12/01/2023	125,000
250,000	5.75%, 01/15/2024	246,250
210,000	Hewlett Packard Enterprise Co(b) 3.60%, 10/15/2020	210,482
50,000	IHS Inc 5.00%, 11/01/2022	50,625
200,000	Infor Software Parent LLC / Infor Software Parent Inc(b)(d) 7.13%, 05/01/2021	144,500
	Infor US Inc(b)
50,000	5.75%, 08/15/2020	50,375
200,000	6.50%, 05/15/2022	169,000
	Intel Corp
400,000	3.70%, 07/29/2025	413,742
260,000	4.90%, 07/29/2045	274,810
175,000	Italics Merger Sub Inc(b) 7.13%, 07/15/2023	158,375
	Micron Technology Inc(b)
75,000	5.25%, 08/01/2023	67,313
Principal Amount		Fair Value
Technology — (continued)
$ 50,000	5.25%, 01/15/2024	$ 44,000
	MSCI Inc(b)
50,000	5.25%, 11/15/2024	50,750
50,000	5.75%, 08/15/2025	51,250
	NCR Corp
200,000	4.63%, 02/15/2021	190,500
25,000	5.00%, 07/15/2022	24,250
50,000	6.38%, 12/15/2023	49,250
150,000	Nuance Communications Inc(b) 5.38%, 08/15/2020	150,198
100,000	Qorvo Inc(b) 7.00%, 12/01/2025	103,000
	Sensata Technologies BV(b)
50,000	5.63%, 11/01/2024	51,125
75,000	5.00%, 10/01/2025	73,313
225,000	Southern Graphics Inc(b) 8.38%, 10/15/2020	226,125
75,000	SS&C Technologies Holdings Inc(b) 5.88%, 07/15/2023	77,438
		7,821,451
Utilities — 3.29%
190,000	Ameren Corp 3.65%, 02/15/2026	189,141
450,000	Appalachian Power Co 3.40%, 06/01/2025	439,129
820,000	Atmos Energy Corp 4.13%, 10/15/2044	785,818
550,000	Berkshire Hathaway Energy Co 5.95%, 05/15/2037	628,327
	Calpine Corp
50,000	5.88%, 01/15/2024(b)	51,250
150,000	5.75%, 01/15/2025	132,375
1,300,000	Commonwealth Edison Co 5.80%, 03/15/2018	1,408,736
400,000	Consolidated Edison Co of New York Inc 4.63%, 12/01/2054	393,580
	Electricite de France SA(b)
500,000	5.63%, Perpetual(a)(c)	475,500
1,225,000	5.60%, 01/27/2040	1,321,194
500,000	Enel Finance International NV(b) 6.00%, 10/07/2039	559,070
	Exelon Generation Co LLC
950,000	4.25%, 06/15/2022	962,535
250,000	5.75%, 10/01/2041	241,688
1,725	FPL Energy National Wind Portfolio LLC(b)(e) 6.13%, 03/25/2019	1,725
90,000	Great Plains Energy Inc 4.85%, 06/01/2021	96,658
515,000	Gulf Power Co 4.55%, 10/01/2044	496,237
100,000	Iberdrola Finance Ireland Ltd 5.00%, 09/11/2019	107,912
170,000	Kansas City Power & Light Co 3.65%, 08/15/2025	171,195
1,775,000	National Fuel Gas Co 3.75%, 03/01/2023	1,643,957
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
Utilities — (continued)
	NextEra Energy Capital Holdings Inc
$560,000	2.40%, 09/15/2019	$ 551,738
400,000	2.70%, 09/15/2019	398,226
200,000	Northern States Power Co 5.25%, 03/01/2018	214,680
175,000	NRG Energy Inc 6.25%, 05/01/2024	147,035
100,000	Pennsylvania Electric Co(b) 4.15%, 04/15/2025	100,576
500,000	PPL Capital Funding Inc 4.70%, 06/01/2043	497,733
250,000	PPL WEM Holdings Ltd(b) 5.38%, 05/01/2021	272,737
	Sempra Energy
250,000	9.80%, 02/15/2019	302,521
300,000	3.55%, 06/15/2024	298,345
250,000	TECO Finance Inc 5.15%, 03/15/2020	268,443
450,000	WEC Energy Group Inc 3.55%, 06/15/2025	452,532
		13,610,593
TOTAL CORPORATE BONDS AND NOTES — 52.28% (Cost $224,502,875)		$216,602,304
FOREIGN GOVERNMENT BONDS AND NOTES
168,245	Argentine Republic Government International Bond(f) 8.28%, 12/31/2033	188,855
	Brazilian Government International Bond
100,000	8.25%, 01/20/2034	96,250
200,000	5.63%, 01/07/2041	145,000
	Colombia Government International Bond
200,000	4.38%, 07/12/2021	201,000
200,000	5.00%, 06/15/2045	167,000
500,000	Corp Andina de Fomento 4.38%, 06/15/2022	532,300
200,000	Croatia Government International Bond 6.00%, 01/26/2024	208,346
150,000	Dominican Republic International Bond(b) 5.88%, 04/18/2024	149,625
200,000	Emirate of Dubai Government International Bonds 5.25%, 01/30/2043	168,758
	Hungary Government International Bond
70,000	4.13%, 02/19/2018	72,911
70,000	6.25%, 01/29/2020	78,280
70,000	6.38%, 03/29/2021	79,800
250,000	Indonesia Government International Bond 5.88%, 03/13/2020	270,985
200,000	Industrial Bank of Korea(b) 2.00%, 04/23/2020	196,150
Principal Amount		Fair Value
Foreign Government Bonds and Notes — (continued)
	Mexico Government International Bond
$ 342,000	3.60%, 01/30/2025	$ 333,279
1,600,000	4.75%, 03/08/2044	1,457,600
100,000	Philippine Government International Bond 4.00%, 01/15/2021	108,211
150,000	Poland Government International Bond 6.38%, 07/15/2019	171,375
100,000	Provincia de Buenos Aires/Argentina 10.88%, 01/26/2021	105,500
200,000	Republic of El Salvador 7.63%, 02/01/2041	169,250
100,000	Republic of Ghana 8.50%, 10/04/2017	97,242
250,000	Republic of Iraq 5.80%, 01/15/2028	168,260
200,000	Republic of Lebanon 6.65%, 02/26/2030	194,016
200,000	Republic of Peru 5.63%, 11/18/2050	204,000
200,000	Republic of Senegal 6.25%, 07/30/2024	178,000
300,000	Republic of Turkey 4.25%, 04/14/2026	281,266
200,000	Republic of Uruguay 5.10%, 06/18/2050	172,500
50,000	Romanian Government International Bond 4.38%, 08/22/2023	52,048
	Russian Foreign Eurobond
200,000	12.75%, 06/24/2028	316,132
200,000	5.63%, 04/04/2042(b)	189,200
100,000	South Africa Government International Bond 5.88%, 05/30/2022	104,420
200,000	Turkey Government International Bond 5.75%, 03/22/2024	211,304
	Ukraine Government International Bond(b)
165,000	7.75%, 09/01/2020	151,800
40,000	0.00%, 05/31/2040(a)	15,800
50,000	Uruguay Government International Bond 4.38%, 10/27/2027	49,125
	Venezuela Government International Bond
100,000	7.65%, 04/21/2025	37,000
250,000	7.00%, 03/31/2038	93,125
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 1.79% (Cost $7,806,798)		$ 7,415,713
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 23.49%
	Federal Home Loan Mortgage Corp
42,196	5.50%, 02/01/2018	43,589
34,126	4.00%, 12/01/2020	35,527
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 11,022	4.50%, 04/01/2021	$ 11,435
29,399	6.00%, 05/01/2021	30,885
21,352	4.50%, 07/01/2021	22,062
21,433	5.00%, 03/01/2022	23,093
19,076	6.00%, 11/01/2033	21,800
18,838	6.00%, 04/01/2035	21,153
61,811	4.50%, 05/01/2035	66,833
180,136	5.50%, 08/01/2035	200,060
105,488	4.50%, 11/01/2035	114,040
13,743	6.50%, 02/01/2036	15,651
37,699	4.50%, 03/01/2036	40,693
34,143	6.00%, 03/01/2036	38,763
16,691	5.50%, 06/01/2036	18,429
103,071	5.50%, 08/01/2036	113,979
9,774	6.00%, 08/01/2037	11,037
61,032	7.00%, 08/01/2037	71,047
193,975	5.00%, 04/01/2038	211,641
566,957	5.50%, 05/01/2038	630,271
320,902	4.50%, 03/01/2039	345,981
911,036	4.50%, 05/01/2039	982,045
308,603	4.00%, 09/01/2040	326,975
883,447	5.00%, 09/01/2040	964,273
402,191	3.50%, 12/01/2040	414,829
1,637,067	4.00%, 12/01/2040	1,734,932
1,702,264	5.00%, 02/01/2041	1,866,395
2,448,501	3.50%, 12/01/2041	2,524,532
137,435	4.00%, 09/01/2043	145,320
11,953,644	4.00%, 01/01/2044	12,639,443
6,687,966	4.00%, 03/01/2044	7,072,646
2,580,816	4.50%, 04/01/2044	2,786,632
4,473,758	3.50%, 05/01/2044	4,608,982
5,808,589	3.50%, 12/01/2044	5,990,494
2,219,637	4.50%, 12/01/2044	2,396,353
430,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(a) Series 2014-DN2 Class M 2.07%, 04/25/2024	422,612
	Federal National Mortgage Association
29,802	5.00%, 02/01/2018	30,953
54,157	4.50%, 06/01/2018	55,963
1,872,986	3.50%, 01/01/2031	1,945,351
27,552	4.50%, 08/01/2035	29,950
60,750	6.00%, 02/01/2036	68,806
169,865	5.50%, 03/01/2036	189,894
171,700	6.50%, 06/01/2036	197,605
320,726	6.00%, 02/01/2037	361,929
180,727	6.00%, 03/01/2037	204,461
1,100	6.50%, 04/01/2037	1,257
89,936	6.00%, 08/01/2037	101,758
61,487	6.50%, 08/01/2037	70,270
1,622,401	4.50%, 07/01/2039	1,755,806
1,833,897	4.00%, 02/01/2041	1,946,576
12,132,617	4.50%, 02/01/2041	13,127,899
1,358,282	4.50%, 07/01/2041	1,468,627
1,017,596	4.00%, 10/01/2041	1,079,534
2,132,763	3.50%, 12/01/2041	2,205,794
2,863,348	4.00%, 12/01/2041	3,037,974
2,711,722	3.50%, 07/01/2042	2,802,637
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 4,772,095	4.00%, 04/01/2044	$ 5,055,200
6,740,979	4.00%, 01/01/2045	7,137,136
3,482,469	3.50%, 03/01/2045	3,596,377
342,894	2.45%, 03/01/2047(a)	359,482
	Federal National Mortgage Association Connecticut Avenue Securities(a)
	Series 2014-C02 Class M
430,000	3.02%, 05/25/2024	377,633
	Series 2014-C03 Class M
510,000	3.42%, 07/25/2024	462,447
	Government National Mortgage Association
1,208,545	4.00%, 02/20/2045	1,284,171
	Series 2011-H15 Class FA
1,426,287	0.64%, 06/20/2061(a)	1,418,996
TOTAL MORTGAGE-BACKED SECURITIES — 23.49% (Cost $96,526,637)		$ 97,338,918
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
800,000	0.13%, 04/15/2017	836,418
2,800,000	0.13%, 04/15/2019	2,826,620
3,200,000	0.13%, 01/15/2022	3,260,036
2,410,000	0.13%, 07/15/2022(g)	2,417,867
3,000,000	0.63%, 01/15/2024	3,024,644
	United States Treasury Note/Bond
1,500,000	1.00%, 09/15/2018	1,489,336
2,500,000	1.25%, 01/31/2020	2,461,522
1,500,000	1.13%, 04/30/2020	1,465,722
580,000	1.38%, 08/31/2020	570,711
4,320,000	1.38%, 09/30/2020	4,245,411
300,000	1.63%, 11/30/2020	298,219
460,000	2.13%, 06/30/2021	465,786
285,000	2.00%, 10/31/2021	285,790
615,000	1.88%, 08/31/2022	607,913
1,235,000	1.75%, 09/30/2022	1,210,493
500,000	1.88%, 10/31/2022	493,672
2,500,000	2.00%, 11/30/2022	2,486,327
2,705,000	2.38%, 08/15/2024	2,733,213
14,865,000	2.00%, 02/15/2025	14,531,117
280,000	2.13%, 05/15/2025	276,347
1,940,000	2.00%, 08/15/2025	1,891,576
730,000	2.25%, 11/15/2025	728,374
200,000	3.38%, 05/15/2044	214,641
710,000	3.13%, 08/15/2044	725,614
4,250,000	3.00%, 11/15/2044	4,234,560
6,800,000	2.50%, 02/15/2045	6,101,144
2,340,000	2.88%, 08/15/2045	2,272,634
1,000,000	3.00%, 11/15/2045	996,992
TOTAL U.S. TREASURY BONDS AND NOTES — 15.24% (Cost $63,978,409)		$ 63,152,699
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Schedule of Investments
As of December 31, 2015
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.83%
$7,565,000	Federal Home Loan Bank 0.03%, 01/04/2016	$ 7,564,981
SHORT TERM INVESTMENTS — 1.83% (Cost $7,564,981)		$ 7,564,981
TOTAL INVESTMENTS — 99.34% (Cost $420,103,901)		$411,578,778
OTHER ASSETS & LIABILITIES, NET — 0.66%		$ 2,753,651
TOTAL NET ASSETS — 100.00%		$414,332,429
(a)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2015.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2015, the aggregate cost and fair value of 144A securities was $64,576,179 and $63,041,090, respectively, representing 15.21% of net assets.
(c)	Security has no contractual maturity date and pays an indefinite stream of interest.
(d)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(e)	Restricted security; further details of these securities are included in a subsequent table.
(f)	Security in default; no interest payments received during the last 12 months. At December 31, 2015, the aggregate cost and fair value of such securities was $169,927 and $188,855, respectively, representing 0.05% of net assets.
(g)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
LP	Limited Partnership
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities
At December 31, 2015, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
FPL Energy National Wind Portfolio LLC	6.13%	03/25/2019	05/27/2009	$1,572	$1,725	0.00%
International Automotive Components Group SA	9.13	06/01/2018	05/26/2011-07/05/2011	100,363	85,500	0.02
Jo-Ann Stores Holdings Inc	9.75	10/15/2019	07/02/2013	51,249	27,500	0.01
Wise Metals Intermediate Holdings LLC / Wise Holdings Finance Corp	9.75	06/15/2019	04/11/2014-04/15/2014	49,919	12,500	0.00
				$203,103	$127,225	0.03%
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
U.S. 10 Year Treasury Note Short Futures	1,092	USD	$137,489,625	March 2016	$ 204,344
U.S. 2 Year Treasury Note Long Futures	385	USD	83,635,234	March 2016	(158,671)
U.S. 5 Year Treasury Note Long Futures	550	USD	65,076,172	March 2016	(133,151)
U.S. Long Bond Short Futures	67	USD	10,301,250	March 2016	(44,563)
U.S. Ultra Bond Long Futures	37	USD	5,871,438	March 2016	65,617
				Net Depreciation	$ (66,424)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West Federated Bond Fund
ASSETS:
Investments in securities, fair value(a)	$411,578,778
Cash	623,685
Subscriptions receivable	423,385
Receivable for investments sold	50,000
Interest receivable	3,567,247
Total Assets	416,243,095
LIABILITIES:
Payable to investment adviser	124,463
Payable for administrative services fees	9,648
Redemptions payable	1,350,752
Payable for investments purchased	195,037
Variation margin on futures contracts	230,766
Total Liabilities	1,910,666
NET ASSETS	$414,332,429
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$4,324,372
Paid-in capital in excess of par	423,529,124
Net unrealized depreciation	(8,591,547)
Undistributed net investment income	1,610,727
Accumulated net realized loss	(6,540,247)
NET ASSETS	$414,332,429
NET ASSETS BY CLASS
Initial Class	$32,304,908
Institutional Class	$382,027,521
CAPITAL STOCK:
Authorized
Initial Class	20,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	3,139,464
Institutional Class	40,104,252
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$10.29
Institutional Class	$9.53
(a) Cost of investments	$420,103,901
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West Federated Bond Fund
INVESTMENT INCOME:
Interest	$15,739,382
Dividends	5,615
Total Income	15,744,997
EXPENSES:
Management fees	2,135,321
Administrative services fees – Initial Class	77,698
Total Expenses	2,213,019
NET INVESTMENT INCOME	13,531,978
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	911,669
Net realized loss on futures contracts	(1,638,152)
Net Realized Loss	(726,483)
Net change in unrealized depreciation on investments	(15,992,216)
Net change in unrealized appreciation on futures contracts	100,756
Net Change in Unrealized Depreciation	(15,891,460)
Net Realized and Unrealized Loss	(16,617,943)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,085,965)
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West Federated Bond Fund	2015	2014
OPERATIONS:
Net investment income	$13,531,978	$12,564,298
Net realized loss	(726,483)	(3,009,451)
Net change in unrealized appreciation (depreciation)	(15,891,460)	13,033,259
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,085,965)	22,588,106
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(3,170,988)	(12,566,498)
Institutional Class	(10,363,237)	N/A
From net investment income	(13,534,225)	(12,566,498)
Total Distributions	(13,534,225)	(12,566,498)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	44,162,474	136,141,481
Institutional Class	489,302,152	N/A
Shares issued in reinvestment of distributions
Initial Class	3,170,988	12,566,498
Institutional Class	10,363,237	N/A
Shares redeemed
Initial Class	(499,379,325)	(95,355,218)
Institutional Class	(98,129,394)	N/A
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(50,509,868)	53,352,761
Total Increase (Decrease) in Net Assets	(67,130,058)	63,374,369
NET ASSETS:
Beginning of year	481,462,487	418,088,118
End of year(a)	$414,332,429	$481,462,487
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,096,865	12,725,641
Institutional Class	49,127,511	N/A
Shares issued in reinvestment of distributions
Initial Class	295,529	1,175,214
Institutional Class	1,069,272	N/A
Shares redeemed
Initial Class	(46,246,979)	(8,910,354)
Institutional Class	(10,092,531)	N/A
Net Increase (Decrease)	(1,750,333)	4,990,501
(a) Including undistributed net investment income:	$1,610,727	$1,612,974
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$10.70	0.28 (b)	(0.40)	(0.12)	-	(0.29)	-	(0.29)	$10.29	(1.17%)
12/31/2014	$10.45	0.29 (b)	0.25	0.54	-	(0.29)	-	(0.29)	$10.70	5.20%
12/31/2013	$10.95	0.25 (b)	(0.50)	(0.25)	-	(0.21)	(0.04)	(0.25)	$10.45	(2.21%)
12/31/2012	$10.77	0.28 (b)	0.37	0.65	-	(0.35)	(0.12)	(0.47)	$10.95	6.08%
12/31/2011	$10.54	0.37	0.24	0.61	-	(0.37)	(0.01)	(0.38)	$10.77	5.85%
Institutional Class
12/31/2015 (c)	$10.00	0.21 (b)	(0.43)	(0.22)	-	(0.25)	-	(0.25)	$ 9.53	(2.19%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Supplemental Data and Ratios
Initial Class
12/31/2015	$ 32,305	0.70%	0.70%	N/A	2.64%	49%
12/31/2014	$481,462	0.70%	0.70%	N/A	2.74%	57%
12/31/2013	$418,088	0.70%	0.70%	2.32%	2.32%	92%
12/31/2012	$492,889	0.70%	0.70%	2.57%	2.57%	70%
12/31/2011	$314,367	0.70%	0.70%	3.45%	3.45%	78%
Institutional Class
12/31/2015 (c)	$382,028	0.35% (f)	0.35% (f)	N/A	3.25% (f)	49%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Institutional Class inception date was May 1, 2015.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST FEDERATED BOND FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Federated Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consistent with two components: (1) changes in the market value of its fund holdings (both realized and unrealized appreciation); and (2) income received from its fund holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2015

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes, Foreign Government Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.

Annual Report - December 31, 2015

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 19,504,163	$ —	$ 19,504,163
Corporate Bonds and Notes	—	216,602,304	—	216,602,304
Foreign Government Bonds and Notes	—	7,415,713	—	7,415,713
Mortgage-Backed Securities	—	97,338,918	—	97,338,918
U.S. Treasury Bonds and Notes	—	63,152,699	—	63,152,699
Short Term Investments	—	7,564,981	—	7,564,981
Total investments, at fair value:	0	411,578,778	0	411,578,778
Other Financial Investments:
Futures Contracts(a)	269,964	—	—	269,964
Total Assets	$ 269,964	$ 411,578,778	$ 0	$ 411,848,742
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (336,388)	$ —	$ —	$ (336,388)
Total Liabilities	$ (336,388)	$ 0	$ 0	$ (336,388)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Annual Report - December 31, 2015

Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$13,534,225	$12,566,498
	$13,534,225	$12,566,498
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, there were no permanent book-tax differences for the year ended December 31, 2015.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$1,610,727
Undistributed long-term capital gains	—
Capital loss carryforwards	(6,508,146)
Post-October losses	(31,871)
Net unrealized depreciation	(8,591,777)
Tax composition of capital	$(13,521,067)
At December 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2015, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2015, were as follows:
No Expiration	$(6,508,146)
Total	$(6,508,146)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(31,871)

Annual Report - December 31, 2015

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$420,170,555
Gross unrealized appreciation on investments	4,552,231
Gross unrealized depreciation on investments	(13,144,008)
Net unrealized depreciation on investments	$(8,591,777)
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2015

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 1,953 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts (futures contracts)	Net unrealized depreciation	$(66,424) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Interest rate contracts (futures contracts)	Net realized loss on futures contracts	$(1,638,152)	Net change in unrealized appreciation on futures contracts	$100,756
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Federated Investment Management Company. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $71,736,677 and $84,971,302, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $142,962,069 and $180,843,537, respectively.

Annual Report - December 31, 2015

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of December 31, 2015.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West Federated Bond Fund (the “Fund”), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West Federated Bond Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016